Summary of significant accounting policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Schedule Of Property, Plant And Equipment Estimated Useful Lives [Table Text Block]
Depreciation is computed on a straight-line basis, based on the following estimated useful lives:

Buildings	20 years
Machinery and equipment	10 years
Furniture and fixtures	10 years
Office equipment and software	5 years
Vehicles	5 years

Depreciation is computed on a straight-line basis, based on the following estimated useful lives:
Buildings	20 years
Machinery and equipment	10 years
Furniture and fixtures	10 years
Office equipment and software	5 years
Vehicles	5 years

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of the basic and diluted earnings per share for the three and nine-month periods ended September 30, 2015 and 2014:

	(in thousands except per share amounts)
	Three months ended September 30,		Nine months ended September 30,
	2015	2014	2015	2014
Numerator for basic and diluted earnings per shares
Net Income	$7,583	$11,259	$6,117	$6,986
Denominator
Denominator for basic earnings per ordinary share – weighted average shares outstanding	25,426,250	24,364,014	25,127,179	24,306,288
Effect of dilutive warrants and unit purchase options	4,399,081	3,773,152	3,607,484	3,454,980
Denominator for diluted earnings per ordinary share – weighted average shares outstanding	29,825,331	28,137,166	28,734,663	27,761,268
Basic earnings per ordinary share	$0.30	$0.46	$0.24	$0.29
Diluted earnings per ordinary share	$0.25	$0.40	$0.21	$0.25

The following table sets forth the computation of the basic and diluted earnings per share for the years ended December 31, 2014 and 2013:

	December 31,
	2014	2013
Numerator for basic and diluted earnings per shares
Net Income	20,318	22,312
Denominator
Denominator for basic earnings per ordinary share – weighted average shares outstanding	24,347,620	20,677,067
Effect of dilutive warrants	3,390,059	37,208
Denominator for diluted earnings per ordinary share – weighted average shares outstanding	27,737,679	20,714,275
Basic earnings per ordinary share	0.83	1.08
Diluted earnings per ordinary share	0.73	1.08